Long-term provisions (Tables)	12 Months Ended
Jun. 30, 2026
Long-term provisions
Schedule of changes in long-term provisions

	Environmental	Other	Total
	2026	2026	2026
for the year ended 30 June	Rm	Rm	Rm
Balance at beginning of year	14 112	525	14 637
Capitalised to property, plant and equipment	1 089	—	1 089
Reduction in rehabilitation provision capitalised	(108)	—	(108)
Per the income statement	200	(226)	(26)
additional provisions and changes to existing provisions	(1 814)	9	(1 805)
reversal of unutilised amounts	(40)	(233)	(273)
effect of change in discount rate	2 054	(2)	2 052
Notional interest	912	3	915
Utilised during year (cash flow)	(1 233)	(34)	(1 267)
Translation of foreign operations	(87)	(28)	(115)
Foreign exchange differences recognised in income statement	(381)	(2)	(383)
Balance at end of year	14 504	238	14 742

Schedule of risk-free rates used to discount the estimated cash flows related to provisions

	2026	2025
for the year ended 30 June	%	%
South Africa	7,5 – 8,5	7,2 – 10,5
Europe	2,5 – 3,2	2,0 – 2,9
United States of America (for US$ denominated provisions)	3,7 – 4,6	3,5 – 4,4

Schedule of effect on provisions from changes in the discount rate

	2026	2025
for the year ended 30 June	Rm	Rm
A 1% point change in the discount rate would have the following effect on the long-term provisions recognised
Increase in the discount rate	(2 055)	(1 991)
amount capitalised to property, plant and equipment	(1 008)	(666)
income recognised in income statement	(1 047)	(1 325)
Decrease in the discount rate	2 606	2 432
amount capitalised to property, plant and equipment	1 325	808
expense recognised in income statement	1 281	1 624

Schedule of expected timing of future cash flows for provisions

		2026	2025
for the year ended 30 June	Note	Rm	Rm
Expected timing of future cash flows
Within one year		781	1 688
One to five years		1 859	1 427
Five to ten years¹		3 999	2 967
More than ten years		8 103	8 555
		14 742	14 637
Short-term portion	30	(781)	(1 688)
Long-term provisions		13 961	12 949
Estimated undiscounted obligation*		64 172	85 097
1	Relates largely to the rehabilitation of coal mining, oil and gas sites in South Africa and Mozambique.
*	The decrease is mainly attributable to changes in the long-term macroeconomic assumptions, specifically the downward revision of the long-term South African PPI assumption from 5,5% to 4,0%.